Business Combination - Acquisition Accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combination – Acquisition Accounting
Business Combination – Accounting for Acquisition of D&I
On June 10, 2013, the Partnership acquired D&I, an independent frac sand supplier, transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and supplier. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units, valued at $37,358 as of June 10, 2013.
The acquisition was accounted for under the acquisition method of accounting whereby management assessed the net assets acquired and recognized amounts for the identified assets acquired and liabilities assumed. The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

The operations of D&I have been included in the financial statements prospectively from June 11, 2013.
The following table summarizes the supplemental condensed consolidated statements of operations information on an unaudited pro forma basis as if the acquisition had occurred prior to January 1, 2013. The table includes adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Three Months
Ended
March 31, 2013
Pro Forma
Revenues	$52,719
Net income	$15,412
Net income per limited partner unit:
Common units – basic and diluted	$0.50
Subordinated units – basic and diluted	$0.50

The pro forma financial information includes the impact of the following pro forma adjustments:

Three Months
Ended
Pro Forma Debit / (Credit) Adjustments	March 31, 2013
Other general and administrative expenses	$(81)
Interest expense on debt issued to fund acquisition	637
Depreciation and amortization	(198)
Increase in weighted average common units outstanding	1,578,947

Business Combination – Acquisition Accounting
On June 10, 2013, the Partnership acquired D&I, an independent frac sand supplier, transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and supplier. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units, valued at $37,358 as of June 10, 2013.
The acquisition was accounted for under the acquisition method of accounting whereby management assessed the net assets acquired and recognized amounts for the identified assets acquired and liabilities assumed.
The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

The operations of D&I have been included in the financial statements of the Partnership prospectively from June 11, 2013 through December 31, 2013. During this period, D&I earned $66,071 in revenue and $3,801 of net income, as consolidated into the Partnership’s results of operations. In connection with this acquisition, the Partnership incurred $1,728 of acquisition-related costs, as included in general and administrative expenses.
The following tables summarize the supplemental condensed consolidated statements of operations information on an unaudited pro forma basis as if the acquisition had occurred at January 1, 2012. The tables include adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Pro Forma Financial Information for the:
	Year Ended December 31, 2013	Year Ended December 31, 2012 (1)
	Successor	Pro Forma (1)
Revenues	$234,022	$182,398
Net income	$69,895	$61,365
Net income per limited partner unit:
Common units – basic and diluted	2.37	2.16
Subordinated units – basic and diluted	2.37	2.16
(1) The comparative period includes the combination of the Predecessor and Successor results before and after our IPO on August 16, 2012. These pro-forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred if the acquisition and IPO would have taken place on January 1, 2012.

The pro forma financial information includes the impact of the following pro forma adjustments:

Adjustments Utilized to Prepare the Pro Forma Financial Information for the:
	Year Ended December 31, 2013	Year Ended December 31, 2012
Debit / (Credit)	Successor	Pro Forma (1)
Acquisition related expenses	$(4,775)	$—
Other general and administrative expenses	(117)	(239)
Interest expense on debt issued to fund acquisition	1,226	2,561
Depreciation and amortization expense	(8)	3,947
Increase in weighted average common units outstanding	696,467	1,578,947